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                                SEMIANNUAL REPORT
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[logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

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                                                                     New England
                                                               Intermediate Term
                                                     Tax Free Fund of California

                                     WHERE
                                    THE BEST
                                     MINDS
                                    MEET(R)
--------------
JUNE 30, 1999
--------------

--------------------------------------------------------------------------------
                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,

Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

Sincerely,

/s/ Bruce R. Speca

Bruce R. Speca
President and CEO

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            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the New England Intermediate Term Tax Free Fund of California's Class A Shares compared to the Lehman Municipal Index. The data for this chart are as follows:]

                    APRIL 1993 (INCEPTION) THROUGH JUNE 1999

                                                                Lehman Municipal
         Net Asset Value(1)       Maximum Sales Charge(2)         Bond Index(5)
         ------------------       -----------------------       ----------------
4/93          $10,000                   $ 9,750                     $10,000
6/93            9,966                     9,717                      10,224
6/94           10,160                     9,906                      10,244
6/95           10,676                    10,410                      11,145
6/96           11,530                    11,241                      11,885
6/97           12,397                    12,087                      12,955
6/98           13,221                    12,890                      14,076
6/99           13,945                    13,597                      14,465

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
  NOT FDIC INSURED               MAY LOSE VALUE              NO BANK GUARANTEE
--------------------------------------------------------------------------------

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            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS AND YIELDS -- 6/30/99
-------------------------------------------------------------------------------------------------
  CLASS A (Inception 4/23/93)                6 MONTHS     1 YEAR    5 YEARS   SINCE INCEPTION
  Net Asset Value(1),(4)                       -0.1%       2.5%       5.9%          5.5%
  With Maximum Sales Charge(2),(4)             -2.6       -0.1        5.4           5.1
-------------------------------------------------------------------------------------------------

  CLASS B (Inception 9/13/93)                6 MONTHS    1 YEAR   5 YEARS     SINCE INCEPTION
  Net Asset Value(1),(4)                       -0.5%       1.7%     5.1%          3.8%
  With CDSC(3),(4)                             -5.4       -3.2      4.8           3.6
-------------------------------------------------------------------------------------------------

                                                                             SINCE       SINCE
                                                                             FUND'S      FUND'S
                                                                            CLASS A     CLASS B
  COMPARATIVE PERFORMANCE                    6 MONTHS    1 YEAR   5 YEARS  INCEPTION   INCEPTION
  Lehman Municipal Bond Index(5)               -0.9%      2.8%      7.0%      6.1%       5.5%
  Lipper CA Municipal Debt Avg.(6)             -1.1       2.4       5.7       5.0        4.4
  Morningstar Muni CA Interm. Avg.(7)          -1.3       2.1       5.7       5.0        4.4
-------------------------------------------------------------------------------------------------

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.
                                                            YIELDS AS OF 6/30/99
--------------------------------------------------------------------------------
                                     CLASS A               CLASS B
   SEC 30-day Yield(8)                4.6%                   3.9%
   Taxable Equivalent Yield(9)        8.3                    7.2
--------------------------------------------------------------------------------

NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.50% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1% sales charge on redemptions within the first year of purchase.

(4) This Fund waived certain fees and expenses during the period indicated and the Fund's average annual total returns and yields would have been lower had these not been waived.

(5) Lehman Municipal Bond Index is an unmanaged index of bonds issued by states, municipalities and other government entities having maturities of more than one year. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class A since inception return is calculated from 4/30/93. Class B since inception return is calculated from 9/30/93.

(6) Lipper California Intermediate Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class A since inception return is calculated from 4/30/93. Class B since inception return is calculated from 9/30/93.

(7) Morningstar Muni CA Intermediate Debt Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class A since inception return is calculated from 4/30/93. Class B since inception return is calculated from 9/30/93.

(8) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.

(9) Taxable equivalent yield is based on the maximum combined federal and California state income tax bracket of 45.22%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

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            NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of James Welch]

James Welch
Back Bay Advisors, L.P.

Q. How did New England Intermediate Term Tax Free Fund of California perform over the past six months?

New England Intermediate Term Tax Free Fund of California delivered a total return of -0.1% for Class A shares at net asset value for the six months ended June 30, 1999, including a $0.20 per share loss to $7.63 and the reinvestment of $0.19 per share in dividend distributions. Although disappointing, your Fund's performance was comparable with that of its peer group of 28 California Intermediate Municipal Debt Funds, which posted a return of -1.1% for the period, as tracked by Lipper Inc.

In addition, your Fund provided a high level of tax-free income. At the end of the period, your Fund's 30-day SEC yield for Class A shares was 4.6%, which translates into a taxable equivalent yield of 8.3%, based on the maximum combined federal and California state income tax rate of 45.22%.

Q. What was the investment environment for California municipal bonds during the period?

Uncertainty surrounding interest rates was the biggest factor challenging fixed-income markets, as a climate of rising interest rates depressed the prices of most types of bonds, including municipal bonds. However, a generally favorable environment in California helped mute the effects of rising rates and declining bond prices.

A positive economic climate at the national level laid the groundwork for continued economic health in California. The state's robust economy, coupled with low inflation, contributed to the improved fiscal health and creditworthiness of many municipalities. The economy's strength helped generate higher tax revenues, which in turn increased the cash flow of state and local governments.

In addition, as we entered 1999, municipal bond yields were at historically high levels compared to U.S. Treasury yields. On both an absolute and relative basis, municipal bond yields were at times higher than those of their U.S. government counterparts -- providing individual investors more income than U.S. Treasuries both before and after taxes.

Q. Did supply and demand impact the California municipal market?

In contrast to taxable bonds, tax exempt issues are greatly influenced by supply and demand. Throughout the period, investors were attracted to California municipal securities because of their extremely attractive yields as well as their total return potential.

In fact, demand for California municipal bonds exceeded supply, supporting prices. This imbalance of supply and demand prevented greater loss in the Fund's net asset value in a generally rising interest rate environment. Remember, as interest rates rise, bond prices fall. Over the past six months, municipal securities continued to provide investors with a smart alternative to taxable investments, which were impacted to a greater degree by rising rates.

Q. What strategies did you use in managing the Fund?

As always, we follow a three-pronged approach when managing the Fund: we seek high current income, with reasonable risk, and the potential for positive total return.

Early in 1999, as inflation fears began to surface, the Federal Reserve Board began to give advance warning of its eventual June decision to raise short-term interest rates. As a result, long-term rates gradually rose, impacting municipal bond performance.

In response, we adopted a more defensive policy -- gradually shortening the Fund's average maturity and lowering duration. Duration and average maturity are two measures of a bond's price sensitivity to interest rate changes. In general, the shorter a bond's duration or average maturity, the lower the risk of price loss when interest rates rise and conversely, the lower the potential for price appreciation when interest rates fall.

As of June 30, 1999, the Fund's average maturity was 11.1 years while duration stood at 7.0 years.

Amid an uncertain interest rate climate, we also upgraded the Fund's credit quality. As we added new positions during the period, we emphasized higher-quality bonds that we believe offer better relative value due to their greater creditworthiness and stable yield characteristics. On June 30, 1999, the average credit quality was "AA," as rated by Standard & Poor's.

Finally, our focus over the past six months was on revenue bonds and on bond issues or sectors where we felt we could add value through our credit research. Revenue bonds are securities whose interest payments are derived from specific streams of revenue, such as highway tolls. They differ from general obligation bonds whose interest payments come from the general revenues, such as taxes, of a governmental agency.

Q. What is your outlook for California municipal bonds over the next few months?

Our outlook for California municipal bonds is quite positive. We expect the national economy to continue on its slow, steady, non-inflationary growth path, which should in our opinion support municipal bond prices.

In addition, the California economy has been one of the strongest in the nation -- with many of the state's municipalities poised for future credit upgrades. Finally, we think that the supply of California municipal issues will trend further downward and that demand will remain strong -- keeping the door open for further price appreciation potential.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

A portion of income may be subject to federal, state and/or the alternative minimum tax. Capital gains, if any, are subject to capital gains tax. See the Fund's prospectus for details.

U.S. Treasury bills and U.S. government bonds fluctuate in value, but they are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed return of principal. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio.

[GRAPHIC]Pie Chart

AAA     45.6%
AA       4.6%
A       31.9%
BBB     13.4%
BB       4.5%

---------------------------------------------------------------------------------------------------
                                        PORTFOLIO COMPOSITION
---------------------------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

TAX EXEMPT OBLIGATIONS -- 101.1% OF TOTAL NET ASSETS
                                                                     RATINGS (C)
                                                                 ------------------
  PRINCIPAL                                                                 STANDARD
    AMOUNT    DESCRIPTION                                        MOODY'S    & POOR'S     VALUE (A)
---------------------------------------------------------------------------------------------------
              CALIFORNIA -- 80.6%
$ 1,000,000   Anaheim Public Financing Authority, Series C,
               6.000%,9/01/2016, (FSA) .........................   Aaa        AAA      $ 1,092,380
  1,000,000   Berkeley Health Facility, Pre-refunded,
               6.500%,12/01/2011 (d) ...........................   A2         A+         1,066,490
  1,030,000   Beverly Hills California Public Finance Authority,
               5.125%, 6/01/2018 ...............................   Aaa        AAA        1,006,186
  1,750,000   California Educational Facilities Authority,
               Zero Coupon, 10/01/2018 .........................   Aaa        --           620,900
  1,000,000   California Educational Facilities Authority,
               5.250%,12/01/2013 ...............................   Aaa        AAA        1,023,330
  1,000,000   California Educational Facilities Authority
               Revenue, 5.500%, 10/01/2027 .....................   Aa2        AA         1,007,000
  1,370,000   California Health Facilities Financing,
               5.250%,10/01/2016 ...............................   A3         A          1,318,762
  1,120,000   California Housing Finance Agency,
               6.250%, 8/01/2016 ...............................   Aa2        AA-        1,162,291
  2,750,000   California Pollution Control Financing
               Authority, Series A, 5.900%, 6/01/2014 ..........   A2         A-1        2,977,562
  1,000,000   California Pollution Control Financing
               Authority, Series A, 6.900%, 9/01/2006 ..........   --         A+         1,023,710
  1,000,000   California State, 7.000%, 6/01/2002, (FGIC) ......   Aaa        AAA        1,079,690
  1,000,000   California State Public Works, 5.500%, 6/01/2010 .   Aa3        A+         1,049,300
  1,000,000   California State Public Works, 5.500%,
               6/01/2014, (MBIA) ...............................   Aaa        AAA        1,043,480
  1,250,000   California Statewide Community Development
               Authority, 5.375%, 4/01/2017 ....................   --         BBB        1,204,913
  1,540,000   Duarte California, City of Hope National
               Medical Center, 6.125%, 4/01/2013 ...............   Baa2       --         1,664,986
  1,250,000   Fontana California Redevelopment Agency,
               5.500%, 10/01/2017 ..............................   --         BBB+       1,234,313
  2,030,000   Fresno United School District, 7.250%, 3/01/2007 .   A3         --         2,161,240
    715,000   Pleasanton Financing Authority, 5.600%, 9/02/2000    Baa1       --           727,992
  1,000,000   Riverside County Asset Lease, Series B,
               5.700%, 6/01/2016, (MBIA) .......................   Aaa        AAA        1,055,540
  1,000,000   Sacramento Utility District, 3.150%,
               11/15/2006, (FSA) (e) ...........................   Aaa        AAA        1,000,000
  1,000,000   Sacramento Utility District, 7.370%,
               11/15/2006, (FSA) (e) ...........................   Aaa        AAA        1,100,340
  2,000,000   San Diego Port Facilities, 6.600%, 12/01/2002 ....   --         --         2,105,260
  1,000,000   Southern California Rapid Transit District,
              7.500%, 7/01/2005, (MBIA) ........................   Aaa        AAA        1,071,160
  1,140,000   Stanislaus Solid Waste Authority, 7.500%,
               1/01/2005 .......................................   --         A-         1,177,996
  1,960,000   Stanislaus Solid Waste Authority, 7.625%,
               1/01/2010 (d) ...................................   --         A-         2,027,365
  1,500,000   University California Revenues,
               5.125%, 9/01/2017 ...............................   Aaa        AAA        1,469,535
  2,000,000   Valley Health Systems, Series A,
               6.500%, 5/15/2015 ...............................   --         BBB-       2,109,900
  2,000,000   West & Central Basin Financing Authority,
               Series C, 6.820%, 8/01/2006, (AMBAC) ............   Aaa        AAA        2,129,700
                                                                                      ------------
                                                                                        37,711,321
                                                                                      ------------
              GUAM -- 2.3%
  1,000,000   Guam Airport Authority, 6.400%, 10/01/2005 .......   --         BBB        1,066,610
                                                                                      ------------
              PUERTO RICO -- 12.6%
  2,010,000   Puerto Rico Commonwealth, 6.500%, 7/01/2015 ......   Baa1       A          2,298,395
  1,000,000   Puerto Rico Commonwealth Highway &
               Transportation, 6.458%, 7/01/2004 ...............   Baa1       A1+        1,071,210
  2,500,000   Puerto Rico Electric Power Authority,
               5.400%, 7/01/2013 ...............................   Aaa        AAA        2,558,100
                                                                                      ------------
                                                                                         5,927,705
                                                                                      ------------
              US VIRGIN ISLANDS -- 5.6%
  1,750,000   U.S. Virgin Islands Public Finance Authority,
               7.700%,10/01/2004 ...............................   --         AAA        1,802,920
    760,000   U.S. Virgin Islands Public Finance Authority,
               7.750%,10/01/2006 ...............................   --         --           819,409
                                                                                      ------------
                                                                                         2,622,329
                                                                                      ------------
              Total Tax Exempt Obligations
              (Identified Cost $46,455,496) ....................                        47,327,965
                                                                                      ------------

SHORT TERM INVESTMENT -- 0.9%
---------------------------------------------------------------------------------------------------
$   420,000   Household Finance Corp., 5.500%, 7/01/1999 .......                           420,000
                                                                                      ------------
              Total Short Term Investment
               (Identified Cost $420,000) ......................                           420,000
                                                                                      ------------
              Total Investments -- 102.0%
               (Identified Cost $46,875,496) (b) ...............                        47,747,965

              Other assets less liabilities ....................                          (954,013)
                                                                                      ------------
              Total Net Assets -- 100% .........................                      $ 46,793,952
                                                                                      ============

(a) See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information: At June 30, 1999 the net unrealized appreciation on investments based on cost of $46,875,496 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value
    over tax cost ..............................................                      $  1,139,103

    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax cost
    over value .................................................                          (266,634)
                                                                                      ------------
    Net unrealized appreciation ................................                      $    872,469
                                                                                      ============

    As of December 31, 1998, the Fund had a net capital loss carryforward of $522,150 expiring December 31, 2002.

(c) The ratings shown are believed to be the most recent ratings available at June 30, 1999. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The
    Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d) A portion of these securities ($2,000,000 par) has been segregated in connection with the Fund's derivative investments at June 30, 1999.
(e) Variable rate demand note or floating rate security. The rate disclosed is as of June 30, 1999.

LEGEND OF PORTFOLIO ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corp.
 FGIC -- Financial Guarantee Insurance Company
  FSA -- Financial Security Assurance
 MBIA -- Municipal Bond Investors Assurance Corp.

                          See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified Cost
    $46,875,496) .....................................             $47,747,965
   Cash ..............................................                     409
   Receivable for:
     Fund shares sold ................................                  98,391
     Divdiends and interest ..........................                 783,890
                                                                   -----------
                                                                    48,630,655
LIABILITIES
   Payable for:
     Securities purchased ............................ $1,021,360
     Fund shares redeemed ............................    668,908
     Dividends declared ..............................     84,045
   Accrued expenses:
     Management fees .................................     20,554
     Deferred trustees' fees .........................      6,566
     Accounting and administrative ...................      4,340
     Other expenses ..................................     30,930
                                                       ----------
                                                                     1,836,703
                                                                   -----------
NET ASSETS ...........................................             $46,793,952
                                                                   ===========
   Net Assets consist of:
     Capital paid in .................................             $47,433,404
     Undistributed net investment income .............                  46,249
     Accumulated net realized gains (losses) .........              (1,558,170)
     Unrealized appreciation (depreciation)
      on investments .................................                 872,469
                                                                   -----------
NET ASSETS                                                         $46,793,952
                                                                   ===========
   Computation of net asset value and offering price:
   Net asset value and redemption price of Class A
   shares ($37,916,311 / 4,969,756 shares of
   beneficial interest) ..............................             $      7.63
                                                                   ===========
   Offering price per share (100 / 97.50 of $7.63) ...             $      7.83*
                                                                   ===========
   Net asset value and offering price of Class B
   shares ($8,877,641 / 1,167,294 shares of
   beneficial interest) ..............................             $      7.61**
                                                                   ===========
 *Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

(unaudited)

INVESTMENT INCOME
   Interest ..........................................              $ 1,291,333
                                                                    -----------
   Expenses
     Management fees .................................   $  121,303
     Service fees - Class A ..........................       46,334
     Service and distribution fees - Class B .........       45,716
     Trustees' fees and expenses .....................        4,321
     Accounting and administrative ...................       13,146
     Custodian .......................................       35,772
     Transfer agent ..................................       16,156
     Audit and tax services ..........................       13,580
     Legal ...........................................          465
     Printing ........................................        4,245
     Registration ....................................        5,762
     Miscellaneous ...................................        6,259
                                                         ----------
   Total expenses ....................................      313,059

   Less expenses waived by the investment adviser
    and subadviser ...................................      (82,507)    230,552
                                                         ----------  ----------
   Net investment income .............................                1,060,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  OPTIONS AND FUTURES CONTRACTS

   Realized gain (loss) on:
     Investments -- net ..............................     (351,276)
     Futures contracts -- net ........................       30,851
     Options contracts -- net ........................       37,172
                                                         ----------
     Total realized gain (loss) on investments .......     (283,253)
                                                         ----------
   Unrealized appreciation (depreciation) on:
     Investments -- net ..............................     (922,155)
                                                         ----------
   Net gain (loss) on investment transactions ........               (1,205,408)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS .....................................              $  (144,627)
                                                                    ===========

                 See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------
                              STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

(unaudited)

                                                                                 SIX MONTHS
                                                               YEAR ENDED          ENDED
                                                               DECEMBER 31,       JUNE 30,
                                                                  1998              1999
                                                              -------------     ------------
FROM OPERATIONS

  Net investment income ...................................   $   1,968,798     $   1,060,781
  Net realized gain (loss) on investment, options
   and futures transactions ...............................         (20,967)         (283,253)
  Net unrealized appreciation (depreciation) on
   investment transactions, options and futures
   contracts ..............................................        (134,169)         (922,155)
                                                              -------------     -------------
   Increase (decrease) in net assets from operations ......       1,813,662          (144,627)
                                                              -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A ..............................................      (1,643,915)         (891,636)
     Class B ..............................................        (390,245)         (187,146)
                                                              -------------     -------------
                                                                 (2,034,160)       (1,078,782)
                                                              -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS ................       3,890,260         3,409,957

Total increase (decrease) in net assets ...................       3,669,762         2,186,548

NET ASSETS
   Beginning of the period ................................      40,937,642        44,607,404
                                                              -------------     -------------
   End of the period ......................................   $  44,607,404     $  46,793,952
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
   End of the period ......................................   $      64,250     $      46,249
                                                              =============     =============

                See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                      FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                                  CLASS A
                                                                       ----------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                    YEAR ENDED DECEMBER 31,              ENDED
                                                                       ----------------------------------------------   JUNE 30,
                                                                         1994     1995      1996      1997      1998      1999
                                                                       -----------------------------------------------   -------
Net Asset Value, Beginning of Period ...............................   $  7.84   $  7.08   $  7.65   $  7.66   $  7.87   $  7.83
                                                                       -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income ..............................................      0.38      0.39      0.39      0.39      0.37      0.19
Net Realized and Unrealized Gain (Loss) On Investments .............     (0.76)     0.57      0.00      0.20     (0.03)    (0.20)
                                                                       -------   -------   -------   -------   -------   -------
Total From Investment Operations ...................................     (0.38)     0.96      0.39      0.59      0.34     (0.01)
                                                                       -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income ...............................     (0.38)    (0.39)    (0.38)    (0.38)    (0.38)    (0.19)
                                                                       -------   -------   -------   -------   -------   -------
Total Distributions ................................................     (0.38)    (0.39)    (0.38)    (0.38)    (0.38)    (0.19)
                                                                       -------   -------   -------   -------   -------   -------
Net Asset Value, End of Period .....................................   $  7.08    $ 7.65   $  7.66   $  7.87   $  7.83   $  7.63
                                                                       =======    ======   =======   =======   =======   =======
Total Return (%) (a) ...............................................      (4.9)     13.9       5.3       8.0       4.5      (0.1)
Ratio of Operating Expenses to Average Net Assets (%) (b) ..........      0.70      0.70      0.75      0.85      0.85      0.85(c)
Ratio of Net Investment Income to Average Net Assets (%) ...........      5.07      5.24      5.18      5.06      4.79      4.73(c)
Portfolio Turnover Rate (%) ........................................       212       167       161       120       215       161
Net Assets, End of Period (000) ....................................   $30,293   $32,707   $35,972   $32,057   $35,348   $37,916

(a) A sales charge is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations described in
    Note 4 to the Financial Statements would have been (%) .........      1.33      1.31      1.34      1.33      1.35      1.21(c)
(c) Computed on an annualized basis.

                 See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                      FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                                  CLASS B
                                                                       ----------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                    YEAR ENDED DECEMBER 31,              ENDED
                                                                       ----------------------------------------------   JUNE 30,
                                                                         1994     1995      1996      1997      1998      1999
                                                                       -----------------------------------------------   -------
Net Asset Value, Beginning of Period ...............................   $  7.84   $  7.07   $  7.63   $  7.64   $  7.85   $  7.81
                                                                       -------   -------   -------   -------   -------   -------
Income From Investment Operations
Net Investment Income ..............................................      0.32      0.33      0.33      0.34      0.32      0.16
Net Realized and Unrealized Gain (Loss) On Investments .............     (0.77)     0.56      0.01      0.20     (0.03)    (0.20)
                                                                       -------   -------   -------   -------   -------   -------
Total From Investment Operations ...................................     (0.45)     0.89      0.34      0.54      0.29     (0.04)
                                                                       -------   -------   -------   -------   -------   -------
Less Distributions
Dividends From Net Investment Income ...............................     (0.32)    (0.33)    (0.33)    (0.33)    (0.33)    (0.16)
                                                                       -------   -------   -------   -------   -------   -------
Total Distributions ................................................     (0.32)    (0.33)    (0.33)    (0.33)    (0.33)    (0.16)
                                                                       -------   -------   -------   -------   -------   -------
Net Asset Value, End of Period .....................................   $  7.07   $  7.63   $  7.64   $  7.85   $  7.81   $  7.61
                                                                       =======   =======   =======   =======   =======   =======
Total Return (%) (a) ...............................................      (5.8)     12.9       4.6       7.2       3.7      (0.5)
Ratio of Operating Expenses to Average Net Assets (%) (b)                 1.45      1.45      1.50      1.60      1.60      1.60(c)
Ratio of Net Investment Income to Average Net Assets (%) ...........      4.32      4.49      4.43      4.31      4.04      3.98(c)
Portfolio Turnover Rate (%) ........................................       212       167       161       120       215       161
Net Assets, End of Period (000) ....................................   $ 5,713   $ 5,617   $ 7,590   $ 8,881   $ 9,259   $ 8,878

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) The ratio of operating expenses to average net assets without giving effect to voluntary expense limitations described
    in Note 4 to the Financial Statements would have been (%) ......      2.08      2.06      2.09      2.08      2.10      1.96(c)
(c) Computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a high level of current income exempt from federal income tax and California personal income tax. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and market discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $40,055,991 and $36,566,637, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays a gross management fee to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million reduced by the payment to the Fund's investment subadviser Back Bay Advisors, L.P. ("Back Bay") at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:
                               Fees Earned (a)
                               ---------------
                             NEFM      $   60,652
                             Back Bay      60,651

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

The effective annualized management fee for the six months ended June 30, 1999 was 0.525%.

B. ACCOUNTING AND ADMINISTRATION EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and related clerical functions relating to the Fund, and
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $13,146 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $46,334 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses at June 30, 1999 is $179,456.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $11,429 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1999, the Fund paid New England Funds $34,287 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1999 amounted to $46,547.

D. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as a sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $15,304 as compensation for its services.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.60% of Class B average daily net assets. Prior to September 1, 1996 Back Bay and NEFM voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and effective September 13, 1993, 1.45% of the Fund's Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing voluntary limitation during the six months ended June 30, 1999 Back Bay reduced its subadvisory fees by $41,253 and NEFM reduced its advisory fees by $41,254.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a comparable municipal bond fund that is not as concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of California municipal securities to meet their financial obligations. The Fund had the following industry concentrations in excess of 10% on June 30, 1999 as a percentage of the Fund's total net assets: Hospitals (12.0%).

6. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital shares. Transactions in capital shares were as follows:

                                                                       YEAR ENDED                  SIX MONTHS ENDED
                                                                   DECEMBER 31, 1998                JUNE 30, 1999
                                                              ----------------------------     ------------------------
CLASS A                                                         SHARES           AMOUNT         SHARES         AMOUNT
-------                                                       ----------       -----------     --------       ---------
  Shares sold ..............................................   827,069         $ 6,499,675     1,558,740      $12,160,474

  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ...................   110,552             867,672        66,728          520,008
                                                               -------         -----------     ---------      -----------
                                                               937,621           7,367,347     1,625,468       12,680,482
  Shares repurchased .......................................  (497,875)         (3,904,602)   (1,168,919)      (9,126,159)
                                                               -------         -----------     ---------      -----------
  Net increase (decrease) ..................................   439,746         $ 3,462,745       456,549      $ 3,554,323
                                                               -------         -----------     ---------      -----------

                                                                       YEAR ENDED                  SIX MONTHS ENDED
                                                                   DECEMBER 31, 1998                JUNE 30, 1999
                                                              ----------------------------     ------------------------
CLASS B                                                        SHARES            AMOUNT         SHARES         AMOUNT
-------                                                       ----------       -----------     --------       ---------
  Shares sold ..............................................   270,727         $ 2,121,992        57,287      $   446,686
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ...................    29,839             233,426        14,527          112,846
                                                               -------         -----------     ---------      -----------
                                                               300,566           2,355,418        71,814          559,532
  Shares repurchased .......................................  (246,590)         (1,927,903)      (90,237)        (703,898)
                                                               -------         -----------     ---------      -----------
  Net increase (decrease) ..................................    53,976         $   427,515       (18,423)     $  (144,366)
                                                               -------         -----------     ---------      -----------
  Increase (decrease) derived from capital
   shares transactions .....................................   493,722         $ 3,890,260       438,126      $ 3,409,957
                                                               =======         ===========       =======      ===========

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------
TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------

                                        AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early:
The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364


Assumes 10% hypothetical appreciation. Past performance is no guarantee of future results. For illustrative purposes only and not indicative of future performance of any New England Fund. The value of a New England fund will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

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         [LOGO](R)                                                Bulk Rate
   NEW ENGLAND FUNDS(R)                                          U.S. Postage
Where The Best Minds Meet(R)                                         Paid
                                                                 Brockton, MA
                                                                Permit No. 770
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  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
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      CA58-0699

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